Toyota Motor Corporation ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 95.1%
Consumer Discretionary — 95.1%
Toyota Motor Corp., ADR
(Cost $482,674) .......................................................................................................... 2,638 $ 465,686
Short-Term Investment
— 5.4%
Money Market Funds — 5.4%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $26,560) ........................................................................................................... 26,560 26,560
Total Investments — 100.5%
(Cost $509,234) 492,246
Liabilities in excess of Other Assets,
Net — (0.5)% (2,300)
Net Assets — 100% $ 489,946
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 JPY 72,928,023 USD 485,339 $ — $ (2,343)
CIBC 04/01/25 USD 487,690 JPY 72,928,023 — (7)
CIBC 04/02/25 JPY 70,632,868 USD 472,387 52 —
Total Unrealized Appreciation/(Depreciation) $ 52
$ (2,350)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
JPY Japanese Yen